Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
September 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.62%♦
Basic Industry — 8.11%
Arconic †	309,800	$ 9,771,092
Ashland Global Holdings	98,500	8,778,320
Avient	236,400	10,957,140
Berry Global Group †	373,000	22,708,240
HB Fuller	204,100	13,176,696
Huntsman	506,800	14,996,212
Louisiana-Pacific	529,800	32,513,826
Summit Materials Class A †	271,600	8,683,052
		121,584,578
Business Services — 2.14%
Deluxe	117,100	4,202,719
PAE †	481,500	2,879,370
WESCO International †	217,400	25,070,568
		32,152,657
Capital Spending — 9.91%
Altra Industrial Motion	350,870	19,420,655
Atkore †	237,300	20,626,116
H&E Equipment Services	200,900	6,973,239
ITT	303,100	26,018,104
KBR	277,793	10,945,044
MasTec †	400,846	34,584,993
Primoris Services	324,700	7,951,903
Zurn Water Solutions	342,000	21,987,180
		148,507,234
Consumer Cyclical — 3.85%
Adient †	351,300	14,561,385
Barnes Group	214,900	8,967,777
KB Home	308,800	12,018,496
Leggett & Platt	190,800	8,555,472
Meritage Homes †	140,400	13,618,800
		57,721,930
Consumer Services — 8.83%
Acushnet Holdings	177,500	8,289,250
American Eagle Outfitters	270,500	6,978,900
Cable One	4,650	8,431,054
Choice Hotels International	95,600	12,080,972
Cracker Barrel Old Country Store	87,000	12,166,080
Denny's †	281,900	4,606,246
Group 1 Automotive	73,000	13,715,240
PROG Holdings †	230,400	9,679,104
Steven Madden	225,050	9,038,008
TEGNA	689,800	13,602,856
Texas Roadhouse	89,700	8,192,301
UniFirst	73,000	15,521,260
Wolverine World Wide	337,675	10,076,222
		132,377,493
	Number of shares	Value (US $)
Common Stock♦ (continued)
Consumer Staples — 3.03%
J & J Snack Foods	75,700	$ 11,568,474
Performance Food Group †	286,437	13,307,863
Scotts Miracle-Gro	35,300	5,166,508
Spectrum Brands Holdings	160,900	15,393,303
		45,436,148
Energy — 5.51%
CNX Resources †	1,203,400	15,186,908
Delek US Holdings †	323,900	5,820,483
Devon Energy	687,677	24,419,410
Dril-Quip †	153,300	3,860,094
Helix Energy Solutions Group †	886,700	3,440,396
Magnolia Oil & Gas Class A	837,900	14,906,241
Patterson-UTI Energy	857,000	7,713,000
Renewable Energy Group †	142,467	7,151,844
		82,498,376
Financial Services — 28.74%
American Equity Investment Life Holding	549,300	16,242,801
Bank of NT Butterfield & Son	264,100	9,378,191
East West Bancorp	635,836	49,302,724
Essent Group	165,800	7,296,858
First Financial Bancorp	606,500	14,198,165
First Interstate BancSystem Class A	212,300	8,547,198
FNB	1,814,600	21,085,652
Great Western Bancorp	499,800	16,363,452
Hancock Whitney	624,300	29,417,016
Hanover Insurance Group	138,800	17,991,256
Kemper	149,300	9,971,747
NBT Bancorp	141,600	5,114,592
Prosperity Bancshares	162,400	11,551,512
S&T Bancorp	202,742	5,974,807
Sandy Spring Bancorp	187,400	8,586,668
Selective Insurance Group	262,790	19,848,529
Sterling Bancorp	485,300	12,113,088
Stewart Information Services	36,670	2,319,744
Stifel Financial	537,250	36,511,510
Synovus Financial	387,700	17,016,153
Umpqua Holdings	1,164,400	23,579,100
Valley National Bancorp	1,526,200	20,313,722
Webster Financial	527,800	28,743,988
Western Alliance Bancorp	359,500	39,120,790
		430,589,263
Healthcare — 4.58%
Avanos Medical †	275,300	8,589,360
Integer Holdings †	165,000	14,741,100
NQ-VIP-884 [9/21] 11/21 (1918209)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stock♦ (continued)
Healthcare (continued)
Integra LifeSciences Holdings †	224,300	$ 15,360,064
NuVasive †	113,900	6,816,915
Select Medical Holdings	294,700	10,659,299
Service Corp. International	206,000	12,413,560
		68,580,298
Real Estate — 8.42%
Brandywine Realty Trust	987,833	13,256,719
Broadstone Net Lease	384,200	9,532,002
Independence Realty Trust	429,400	8,738,290
Kite Realty Group Trust	413,618	8,421,262
Lexington Realty Trust	1,115,700	14,225,175
Life Storage	140,250	16,092,285
National Health Investors	147,100	7,869,850
Outfront Media	713,700	17,985,240
RPT Realty	627,500	8,006,900
Spirit Realty Capital	321,800	14,815,672
Summit Hotel Properties †	745,000	7,174,350
		126,117,745
Technology — 10.06%
Cirrus Logic †	156,800	12,912,480
Concentrix †	70,600	12,496,200
Diodes †	106,700	9,665,953
Flex †	1,081,057	19,113,087
NCR †	156,421	6,062,878
NetScout Systems †	278,263	7,499,188
ON Semiconductor †	431,200	19,736,024
SYNNEX	68,200	7,099,620
Teradyne	132,100	14,421,357
Tower Semiconductor †	497,800	14,884,220
TTM Technologies †	866,712	10,894,570
Viavi Solutions †	733,700	11,548,438
Vishay Intertechnology	219,200	4,403,728
		150,737,743
Transportation — 2.55%
Kirby †	165,700	7,946,972
Saia †	33,450	7,962,104
SkyWest †	142,800	7,045,752
Werner Enterprises	343,900	15,224,453
		38,179,281
Utilities — 2.89%
ALLETE	188,000	11,189,760
	Number of shares	Value (US $)
Common Stock♦ (continued)
Utilities (continued)
Black Hills	194,400	$ 12,200,544
South Jersey Industries	382,000	8,121,320
Southwest Gas Holdings	175,500	11,737,440
		43,249,064
Total Common Stock (cost $917,198,987)		1,477,731,810

Short-Term Investments — 1.42%
Money Market Mutual Funds — 1.42%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	5,314,340	5,314,340
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	5,314,341	5,314,341
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	5,314,341	5,314,341
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	5,314,341	5,314,341
Total Short-Term Investments (cost $21,257,363)		21,257,363

Total Value of Securities—100.04% (cost $938,456,350)		1,498,989,173
Liabilities Net of Receivables and Other Assets—(0.04%)		(611,042)
Net Assets Applicable to 36,235,616 Shares Outstanding—100.00%		$1,498,378,131
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-VIP-884 [9/21] 11/21 (1918209)